Financial instruments (Details 16) (Recurring basis, CHF) In Millions, unless otherwise specified													6 Months Ended						6 Months Ended						6 Months Ended						6 Months Ended																		6 Months Ended						6 Months Ended										6 Months Ended
	Jun. 30, 2011 Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	Dec. 31, 2010 Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	Jun. 30, 2012 Obligation to return securities received as collateral	Dec. 31, 2011 Obligation to return securities received as collateral	Jun. 30, 2012 Trading Liabilities	Dec. 31, 2011 Trading Liabilities	Jun. 30, 2011 Trading Liabilities	Dec. 31, 2010 Trading Liabilities	Jun. 30, 2012 Trading Liabilities Interest rate derivatives	Dec. 31, 2011 Trading Liabilities Interest rate derivatives	Jun. 30, 2011 Trading Liabilities Interest rate derivatives	Dec. 31, 2010 Trading Liabilities Interest rate derivatives	Jun. 30, 2012 Trading Liabilities Interest rate derivatives Option model Minimum	Jun. 30, 2012 Trading Liabilities Interest rate derivatives Option model Maximum	Jun. 30, 2012 Trading Liabilities Foreign exchange derivatives	Dec. 31, 2011 Trading Liabilities Foreign exchange derivatives	Jun. 30, 2011 Trading Liabilities Foreign exchange derivatives	Dec. 31, 2010 Trading Liabilities Foreign exchange derivatives	Jun. 30, 2012 Trading Liabilities Foreign exchange derivatives Option model Minimum	Jun. 30, 2012 Trading Liabilities Foreign exchange derivatives Option model Maximum	Jun. 30, 2012 Trading Liabilities Equity/index-related derivatives	Dec. 31, 2011 Trading Liabilities Equity/index-related derivatives	Jun. 30, 2011 Trading Liabilities Equity/index-related derivatives	Dec. 31, 2010 Trading Liabilities Equity/index-related derivatives	Jun. 30, 2012 Trading Liabilities Equity/index-related derivatives Option model Minimum	Jun. 30, 2012 Trading Liabilities Equity/index-related derivatives Option model Maximum	Jun. 30, 2012 Trading Liabilities Credit derivatives	Dec. 31, 2011 Trading Liabilities Credit derivatives	Jun. 30, 2011 Trading Liabilities Credit derivatives	Dec. 31, 2010 Trading Liabilities Credit derivatives	Jun. 30, 2012 Trading Liabilities Credit derivatives Option model Minimum	Jun. 30, 2012 Trading Liabilities Credit derivatives Option model Maximum	Jun. 30, 2012 Trading Liabilities Credit derivatives Discounted cash flow Minimum	Jun. 30, 2012 Trading Liabilities Credit derivatives Discounted cash flow Maximum	Jun. 30, 2012 Trading Liabilities Credit derivatives Price Minimum	Jun. 30, 2012 Trading Liabilities Credit derivatives Price Maximum	Jun. 30, 2012 Short-term borrowings.	Dec. 31, 2011 Short-term borrowings.	Jun. 30, 2011 Short-term borrowings.	Dec. 31, 2010 Short-term borrowings.	Jun. 30, 2012 Long-term debt	Dec. 31, 2011 Long-term debt	Jun. 30, 2011 Long-term debt	Dec. 31, 2010 Long-term debt	Jun. 30, 2012 Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2011 Long-term debt Long-term debt - of which structured notes over two years	Jun. 30, 2011 Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2010 Long-term debt Long-term debt - of which structured notes over two years	Jun. 30, 2012 Long-term debt Long-term debt - of which structured notes over two years Option model Minimum	Jun. 30, 2012 Long-term debt Long-term debt - of which structured notes over two years Option model Maximum	Jun. 30, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2011 Long-term debt Long-term debt - of which nonrecourse liabilities	Jun. 30, 2011 Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2010 Long-term debt Long-term debt - of which nonrecourse liabilities	Jun. 30, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Price Minimum	Jun. 30, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Price Maximum	Jun. 30, 2012 Other liabilities:	Dec. 31, 2011 Other liabilities:	Jun. 30, 2011 Other liabilities:	Dec. 31, 2010 Other liabilities:	Jun. 30, 2012 Other liabilities: Other liabilities - of which failed sales	Dec. 31, 2011 Other liabilities: Other liabilities - of which failed sales	Jun. 30, 2011 Other liabilities: Other liabilities - of which failed sales	Dec. 31, 2010 Other liabilities: Other liabilities - of which failed sales	Jun. 30, 2012 Other liabilities: Other liabilities - of which failed sales Discounted cash flow Minimum	Jun. 30, 2012 Other liabilities: Other liabilities - of which failed sales Discounted cash flow Maximum	Jun. 30, 2012 Other liabilities: Other liabilities - of which failed sales Price Minimum	Jun. 30, 2012 Other liabilities: Other liabilities - of which failed sales Price Maximum	Jun. 30, 2012 Liabilities:	Dec. 31, 2011 Liabilities:	Jun. 30, 2011 Liabilities:	Dec. 31, 2010 Liabilities:
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	0	507	0	193	6,131	7,343	8,493	9,201	1,334	1,588	992	1,342			2,205	2,836	2,965	2,940			889	1,022	2,756	2,939			1,256	1,520	1,250	1,255							78	236	223	123	11,677	12,715	12,634	16,798	7,167	7,576	7,995	9,486			2,821	3,585	4,204	6,825			3,557	3,890	3,704	3,733	1,671	1,909	2,085	1,848					21,443	24,377	25,054	30,362
Unobservable input
Basis spread (in bp)													(54.0)	1,238.0
Buyback probability (in %)																									50.00%	100.00%																							50.00%	100.00%
Correlation (in %)													17.10%	98.60%					(12.50%)	76.30%					(85.00%)	98.00%					22.20%	65.00%																	(85.00%)	98.00%
Credit spread (in bp)																																	2.0	8,719.0																															0.0	681.2
Gap risk (in %)																									0.00%	4.80%																							0.00%	12.00%
Mean reversion (in %)													(32.80%)	5.00%
Prepayment rate (in %)													45.00%	108.00%					56.00%	108.00%
Price (in %)																																			0.10%	90.00%																			0.00%	103.00%											0.00%	93.30%
Recovery rate (in %)																																	0.00%	77.00%
Fair Value Inputs, Skew																									70.00%	141.00%
Volatility (in %)																									3.00%	125.00%																							3.00%	125.00%